COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)																						1 Months Ended	9 Months Ended
	Sep. 02, 2022	Aug. 06, 2022	Apr. 03, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 02, 2022	Dec. 01, 2021	Nov. 30, 2021	Nov. 01, 2021	Oct. 31, 2021	Oct. 02, 2021	Sep. 01, 2021	Aug. 01, 2021	Jul. 02, 2021	Jun. 01, 2021	May 01, 2021	Apr. 02, 2021	Mar. 09, 2021	Feb. 01, 2021	Jan. 03, 2021	Jan. 24, 2019	Nov. 30, 2021	Sep. 30, 2022
Product Liability Contingency [Line Items]
Franchise monthly fee		$ 100,000
Stock Issued During Period, Shares, New Issues	102,754,802		12,500	12,500	12,500	12,500	12,500		12,500		12,500	12,500	12,500	12,500	12,500	12,500	12,500	50,000	12,500	12,500
16929 Wellness Consultants Inc [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, New Issues										3,000,000
Revised Licensing Agreement [Member]
Product Liability Contingency [Line Items]
Annual license fee, description																					The annual license fee under the revised agreement is $1.00 per year. The product line ranges from personal at home use machines to fully integrated environmental rooms and chambers. Altitude has the licensing rights to use all technology to manufacture the products and to sell them (directly or through distributors) in the following territories:
Management Agreement [Member]
Product Liability Contingency [Line Items]
Franchise monthly fee		$ 25,000
Management Agreement [Member] | 16929 Wellness Consultants Inc [Member]
Product Liability Contingency [Line Items]
Debt instrument periodic payment								$ 20,000		$ 20,000												$ 20,000
Management fee description										six months following the date of the agreement or the day that the monthly management fee from selling franchises is greater than $20,000 per month
Franchise monthly fee description										The Company will pay 16929 Wellness a monthly fee of $1,250 for each franchise that uses Dr. Kenneth JH Lee as a medical director and 20% of all initial franchisee franchise fees (estimated to be $8,000 per franchise purchased. As part of the agreement, 3,000,000 shares of common stock of the Company were issued to 16929 Wellness
Franchise monthly fee								$ 1,250		$ 1,250
Franchise fee percentage								20.00%		20.00%
Franchise purchased fee								$ 8,000		$ 8,000
Stock Issued During Period, Shares, New Issues								3,000,000		3,000,000
Management Agreement [Member] | 16929 Wellness Consultants Inc [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Franchise monthly fee										$ 20,000
Membership Agreement [Member] | Franchisor [Member]
Product Liability Contingency [Line Items]
Agreement term																							20 years
Payment of nonrefundable fee																							$ 101,000
Membership Agreement [Member] | Franchisor [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Gross revenue percentage																							6.00%
Revenue share agreement [Member]
Product Liability Contingency [Line Items]
Agreement term																							10 years
Net operating income percentage																							20.00%
Payments of loan																							$ 2,500,000